Line of Credit and Mortgage Payable (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
2017	$ 8,933	$ 9,228
2018	10,176	9,228
2019	10,645	9,228
2020	11,136	9,228
2021	11,650	9,228
Thereafter	253,430	263,860
Long-term Debt	$ 305,970	$ 310,000